Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Registrant Name	dei_EntityRegistrantName	TIAA-CREF Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001084380
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 20, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2022
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Aug. 01, 2022